CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	$ 12,694	$ 9,933
Other financial assets	16,546	17,730
Accounts receivable and other	21,760	18,928
Inventory	11,415	10,360
Assets classified as held for sale	11,958
Equity accounted investments	46,100	41,327
Investment properties	100,865	96,782
Property, plant and equipment	115,489	100,009
Intangible assets	30,609	24,658
Goodwill	20,227	14,714
Deferred income tax assets	3,340	3,338
Total assets	391,003	343,696
Liabilities and Equity
Financial liabilities	223,744	193,217
Accounts payable and other	52,546	50,682
Liabilities associated with assets classified as held for sale	3,148	2,359
Non-recourse borrowings of managed entities	165,057	139,324
Deferred income tax liabilities	20,328	15,913
Equity [abstract]
Equity	134,741	122,642
Total liabilities and equity	391,003	343,696
Corporate borrowings
Liabilities and Equity
Financial liabilities	10,875	9,077
Subsidiary equity obligations
Liabilities and Equity
Financial liabilities	4,308	3,699
Non-controlling interests
Equity [abstract]
Equity	88,386	86,804
Preferred shares | Preferred equity
Equity [abstract]
Equity	4,145	4,145
Preferred shares | Non-controlling interests
Equity [abstract]
Equity	5,488	5,889
Common shares | Non-controlling interests
Equity [abstract]
Equity	82,898	80,915
Common shares | Common equity
Equity [abstract]
Equity	$ 42,210	$ 31,693